Significant accounting policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Significant accounting policies
Significant accounting policies

(a)	Basis of preparation
The accompanying unaudited interim consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and Article 10 of Regulation S-X provided by the U.S. Securities and Exchange Commission. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim consolidated financial statements of APUC are consistent with those disclosed in the consolidated financial statements of APUC for the year ended December 31, 2018, except for adopted accounting policies described in note 2(a).
(b)     Seasonality
APUC's operating results are subject to seasonal fluctuations that could materially impact quarter-to-quarter operating results and, thus, one quarter's operating results are not necessarily indicative of a subsequent quarter's operating results. Where decoupling mechanisms exist, total volumetric revenue is prescribed by the Regulator and is not affected by usage. APUC's different electrical distribution utilities can experience higher or lower demand in the summer or winter depending on the specific regional weather and industry characteristics. During the winter period, natural gas distribution utilities experience higher demand than during the summer period. APUC’s water and wastewater utility assets’ revenues fluctuate depending on the demand for water, which is normally higher during drier and hotter months of the summer. APUC’s hydroelectric energy assets are primarily “run-of-river” and as such fluctuate with the natural water flows. During the winter and summer periods, flows are generally slower, while during the spring and fall periods flows are heavier. For APUC's wind energy assets, wind resources are typically stronger in spring, fall and winter and weaker in summer. APUC's solar energy assets experience greater insolation in summer, weaker in winter.
(c)Leases
The Company adopted the U.S. Financial Accounting Standards Board ("FASB") Leases Topic 842 ("ASC 842") in the first quarter of 2019 using a modified retrospective approach.
The Company leases buildings, vehicles, rail cars, and office equipment for use in its day-to-day operations. The Company has options to extend the lease term of many of its lease agreements, with renewal periods ranging from one to five years. As at the balance sheet date, the Company is not reasonably certain that these renewal options will be exercised.
The Liberty Power Group enters into land easement agreements for the operation of its generation facilities. In assessing whether these contracts contain leases, the Company considers whether it has exclusive use of the land. In the majority of situations, the landowner or grantor of the easement still has full access to the land and can use the land in any capacity, as long as it does not interfere with the Company’s operations. Therefore, these land easement agreements do not contain leases. For land easement agreements that provide exclusive access to and use of the land, these agreements meet the definition of a lease and are within the scope of ASC 842.
The Liberty Utilities Group enters into easement agreements for the operation of its utilities. For all easements that existed or were expired as of January 1, 2019, the practical expedient was taken to not change the legacy accounting for these easement contracts. For new easement contracts entered into subsequent to January 1, 2019, the Company will consider whether they contain a lease.

1.Significant accounting policies (continued)
(c)Leases (continued)
The implementation of ASC 842 did not have an impact on the Company's existing financing leases. The weighted-average remaining lease term of the Company's finance leases is 6.04 years. New right-of-use assets and lease liabilities of $8,295 were recognized for the Company's operating leases as at January 1, 2019. The weighted-average discount rate used for the measurement of these new assets and liabilities was 4.34% and the weighted-average remaining lease term is 14.26 years. Lease costs incurred and cash paid for financing and operating leases during the three and six months ended June 30, 2019 were not material.
The right-of-use assets are included in property, plant and equipment while lease liabilities are included in other liabilities on the unaudited interim consolidated balance sheets.
The Company's operating leases payments for the next five years and thereafter are as follows:

Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
$1,840	$1,256	$669	$510	$491	$4,752	$9,518

The lease payments for the Company's financing leases are expected to be approximately $537 annually for the next five years, and $610 thereafter.